Business Combination	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business Combination
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Business Combination

A.
Agreement with Nestlé India Limited

On April 25, 2024, the parent company entered into a definitive agreement with Nestlé India Limited (“Nestlé India”), for manufacturing, developing, promoting, marketing, selling, distributing, and commercializing nutraceutical products and supplements in India and other geographies as may be agreed by the parties. The aforesaid business activities are carried out through Dr. Reddy’s and Nestlé Health Science Limited (the “Nutraceuticals subsidiary”). This arrangement is strategically important for both companies as it allows to combine their complementary strengths and expand their reach in the nutraceutical market.

The transaction was concluded on August 1, 2024. The parent company invested Rs.7,344 in the Nutraceuticals subsidiary, while Nestlé India contributed Rs.7,056, and as a result the parent company and Nestlé India hold ownership stakes of 51% and 49% respectively. Further, Nestlé India has a call option to increase their shareholding to
60
% after six years from the closing date for a purchase price based on fair market value. Subsequently, the Nutraceutical subsidiary acquired Nestlé India’s nutraceuticals and supplements portfolio, including product licenses, teams and employees, for Rs.2,231. Additionally, a royalty is payable to Nestlé India equal to 4.5% of post-closing net sales of such portfolio.

The parent company accounted for the acquisition from Nestlé India under IFRS 3, “Business Combinations”. Accordingly, the parent company allocated purchase consideration and recognized product related intangibles and other intangibles of Rs.1,982, property, plant and equipment and current assets of Rs.42 and goodwill of Rs.207, on the acquisition date (i.e., August 1, 2024).

The related acquisition costs were not material and have been charged to the consolidated income statement for the year ended March 31, 2025.

No pro-forma information is disclosed in these consolidated financial statements, as the impact of this acquisition on these consolidated financial statements is not material.

Non-Controlling interest:

Nestlé India’s 49% ownership stake in the Nutraceuticals subsidiary is reported as a NCI in the consolidated financial statements.

The carrying amount of the 49% shareholding held by Nestlé India, recorded under non-controlling interest, is
Rs.3,394

and Rs.3,778 as of March 31, 2026 and March 31, 2025, respectively,

Such carrying amount
aris
es
 from the initial measurement at the Nestlé India’s proportionate share of identifiable net assets as of the acquisition date and is
subsequently adjusted with the share of profit based on ownership percentage.

B.
Business transfer agreement with Haleon:

On June 26, 2024, the Company entered into definitive agreement with Haleon UK Enterprises Limited (“Haleon”) to acquire Haleon’s global portfolio of consumer healthcare brands in the Nicotine Replacement Therapy category (the “NRT Business”) outside of the United States of America for a total consideration of up to Rs. 56,121 (GBP 500), including an upfront cash payment of Rs.51,407 (GBP 458) and earn-out consideration of up to Rs.4,714 (GBP 42).

The acquisition was structured as a purchase of 100% of the shares of NorthStar Switzerland SARL, whose assets includes intellectual property, employees, agreements with commercial manufacturing organizations, marketing authorizations, and other assets related to the commercialization of brands of the NRT Business. The acquisition included all formats such as lozenge, patch, spray, and gum in all applicable global markets outside of the United States of America.

The transaction was completed on September 30, 2024. At closing, the Company paid Haleon an upfront cash consideration of Rs. 51,407 (GBP 458). The agreement also includes contingent consideration of up to Rs. 4,714 million (GBP
42
million), payable upon achieving specified sales targets in calendar years 2024 and 2025, bringing the total potential consideration to Rs.56,121 million (GBP 500 million).

The Company accounted for the transaction under IFRS 3, “Business Combinations” using the acquisition method. The fair value of the consideration transferred was Rs.53,660. Based on the purchase price allocation, the Company recognized product related intangible assets (brands) of Rs.54,973, deferred tax liabilities of Rs.8,483, and goodwill of Rs.7,170. This acquisition pertains to the Company’s Global Generics segment.

The fair value was estimated using the discounted cash flows technique, which considers the present value of the expected future earn-out payment discounted from their respective payment dates using a risk-adjusted discount rate. The significant unobservable inputs in the valuation is the estimated sales forecast. The Company has estimated that the prescribed sales target will be met.

The Company paid earn-out consideration of Rs.1,655 (GBP 15) and Rs.3,389 (GBP 27) during the three months ended March 31, 2025 and March 31, 2026, respectively, upon achieving the specified NRT Business sales targets for calendar years 2024 and 2025.

The Company substantially completed the integration of the acquired NRT Business, with the majority of markets transitioned and local marketing authorizations transferred to the Company. For the limited markets still under transition, the Company continues to obtain distribution and related services under Transitional Distribution Services Agreement with the Haleon Group until the rem
a
ining transfers are completed.

The amount of revenue
and profit before tax
included in the consolidated income statements pertaining to the acquired NRT business since September 30, 2024 is Rs.12,020
and
Rs.
1,011 (after the effect of acquisition related expenses) respectively for the year ended March 31, 202
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